OTHER LIABILITIES - Carrying Value of Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease Liability [Roll Forward]
Balance, beginning of year	$ 30,792	$ 6,403
Addition of lease obligation	4,619	25,887
Interest expense	1,303	968
Cash payments	(3,070)	(2,466)
Balance, end of year	33,644	30,792
Current portion of lease obligations	3,609	1,834
Non-current portion of lease obligations	30,035	28,958
Office space
Lease Liability [Roll Forward]
Addition of lease obligation	$ 2,681	$ 21,638